Schedule of Interest in Subsidiaries (Details) (Parenthetical)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests	35.54%	35.54%
Yatra Online Limited [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests	35.54%	35.54%
Terrapin 3's founder stockholders [member] | Class F shares [member] | Yatra USA Corp [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests	18.63%	18.63%
Non controlling shareholder [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests	36.18%